BORROWINGS	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
BORROWINGS	BORROWINGS

	As of December 31,
	2024	2023

(i) Non-current
Bank borrowings	499,593	9,353
Bonds	421,079	747,260
Debentures	642,110	454,136
Less: debt issue costs	(2,735)	(4,788)

	1,560,047	1,205,961

(ii) Current
Bank borrowings	646,258	915,989
Bonds	13,284	23,485
Debentures	12,587	4,220
Less: debt issue costs	(2,057)	(3,241)

	670,072	940,453

Total Financial Debt	2,230,119	2,146,414

The maturity of borrowings is as follows:

	Expected Maturity Date
	2025	2026	2027 and thereafter	At December 31, (1)
				2024	2023

Borrowings - Fixed Rate	607,209	42,362	—	649,571	315,696
Borrowings - Floating Rate	38,520	149,977	299,027	487,524	609,062
Bonds	12,220	428,185	—	440,405	764,810
Debentures	12,123	—	640,496	652,619	456,846

Total	670,072	620,524	939,523	2,230,119	2,146,414
(1) As most borrowings and the debentures incorporate floating rates that approximate market rates and the contractual repricing occurs mostly every 1 month, the fair value of the borrowings and the debentures approximates their carrying amount and it is not disclosed separately. Fixed rate borrowings are uncommitted short-term revolving loans, and their fair value approximates to their carrying amount. Regarding the bonds, its fair value approximates the market value.
The weighted average interest rates - which incorporate instruments denominated mainly in U.S. dollars and which do not include the effect of derivative financial instruments nor the devaluation of these local currencies - at year-end were as follows:

	As of December 31,
	2024	2023

Bank borrowings	7.15%	7.28%
Bonds	5.88%	5.88%
Debentures	13.50%	12.52%
The nominal average interest rates shown above were calculated using the rates set for each instrument in its corresponding currency and weighted using the dollar-equivalent outstanding principal amount of said instruments as of December 31, 2024 and 2023, respectively.
24.    BORROWINGS (continued)
Breakdown of borrowings by currency is as follows:

		As of December 31,
Currencies	Contract	2024	2023

$	Fixed	969,826	1,021,909
$	Floating	475,157	609,062
BRL	Floating	652,619	456,846
COP	Fixed	79,140	53,135
ARS	Fixed	41,010	—
MXN	Floating	12,367	—
GTQ	Fixed	—	5,110
BRL	Fixed	—	352

		2,230,119	2,146,414
$: U.S. dollars; ARS: Argentine pesos; BRL: Brazilian reais; COP: Colombian pesos; EUR: European euros; GTQ: Guatemalan quetzales; MXN: Mexican pesos.
Ternium’s most significant current borrowings as of December 31, 2024, were those incurred under Ternium Brasil's bilateral credit lines, in order to finance solely activities related to its exports of goods, and under Usiminas’ bonds and debentures issued in order to refinance its financial debt:

			In $ million
Date	Borrower	Type	Original principal amount	Outstanding principal amount as of December 31, 2024	Maturity

May 2024	Ternium Brasil	Bilateral credit lines	600	600	October 2027
July 2019	Usiminas	Bonds	750	430	July 2026
May 2022	Usiminas	Debentures - 8th emission	145	113	November 2029
December 2022	Usiminas	Debentures - 9th emission	310	242	December 2032
August 2024	Usiminas	Debentures - 10th emission	320	287	September 2031
The main covenants on these loan agreements, bonds and debentures are limitations on liens and encumbrances, limitations on the sale of certain assets and compliance with financial ratios (i.e. leverage ratio). As of December 31, 2024, Ternium was in compliance with all of its covenants.